Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$ 406,760	$ 576,432
Allowance for doubtful accounts		24,751
Allowance of Inventory	305
Less: valuation allowance	(406,760)	(576,432)
Deferred tax assets	$ 305	$ 24,751